Convertible Promissory Notes Payable (Details)	Jun. 30, 2016 USD ($)
Convertible Promissory Notes Payable Details
Principal amount, June 30, 2016	$ 77,750
Less unamortized debt issuance costs	(7,254)
convertible promissory note, Gross	70,496
Less amounts due within one year	(70,496)
convertible promissory note, Net